Long-term Debt (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			36 Months Ended			12 Months Ended			36 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended						0 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended
	Oct. 23, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Secured syndicated term loan 8/30/2005 USD ($)	Dec. 31, 2012 Secured syndicated term loan 8/30/2005	Dec. 31, 2011 Secured syndicated term loan 8/30/2005	Dec. 31, 2013 Secured term loan facility under senior secured credit facility 12/19/2006 USD ($)	Dec. 31, 2012 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2011 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2013 Secured term loan 10/25/2006 USD ($)	Dec. 31, 2012 Secured term loan 10/25/2006	Dec. 31, 2011 Secured term loan 10/25/2006	Dec. 31, 2013 Secured term loan 10/27/2006 USD ($)	Dec. 31, 2012 Secured term loan 10/27/2006	Dec. 31, 2011 Secured term loan 10/27/2006	Dec. 31, 2013 Secured syndicated term loan 10/30/2006 USD ($)	Dec. 31, 2012 Secured syndicated term loan 10/30/2006	Dec. 31, 2011 Secured syndicated term loan 10/30/2006	Dec. 31, 2013 Secured term loan 7/5/2007 USD ($)	Dec. 31, 2012 Secured term loan 7/5/2007	Dec. 31, 2011 Secured term loan 7/5/2007	Dec. 31, 2013 Secured syndicated term loan 4/24/2008 USD ($)	Dec. 31, 2012 Secured syndicated term loan 4/24/2008	Dec. 31, 2011 Secured syndicated term loan 4/24/2008	Dec. 31, 2013 Secured syndicated term loan 7/8/2008 USD ($)	Dec. 31, 2012 Secured syndicated term loan 7/8/2008	Dec. 31, 2011 Secured syndicated term loan 7/8/2008	Dec. 31, 2013 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2013 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2012 Secured term loan 4/1/2010	Dec. 31, 2011 Secured term loan 4/1/2010	Dec. 31, 2013 Roll over agreement 4/1/2010 EUR (€)	Dec. 31, 2013 Overdraft facility under senior secured credit USD ($)	Dec. 31, 2013 Unsecured Senior Notes USD ($)	Oct. 23, 2013 Unsecured Senior Notes USD ($)	Oct. 23, 2013 Additional Notes USD ($)	Sep. 19, 2013 Secured Multicurrency Revolving Credit Facility USD ($)	Sep. 19, 2013 Secured Multicurrency Revolving Credit Facility Tranche A USD ($)	Dec. 31, 2013 Secured Multicurrency Revolving Credit Facility Tranche A USD ($)	Sep. 19, 2013 Secured Multicurrency Revolving Credit Facility Tranche B USD ($)	Dec. 31, 2013 Secured Multicurrency Revolving Credit Facility Tranche B USD ($)	Sep. 19, 2013 Secured Multicurrency Revolving Credit Facility Tranche C USD ($)	Dec. 31, 2013 Secured Multicurrency Revolving Credit Facility Tranche C USD ($)	Dec. 31, 2013 Trade credit facility dated 8/9/2013 USD ($)	Mar. 11, 2013 Corporate credit facility dated 03/11/2013 USD ($)
Debt Instrument [Line Items]
Loan amount					$ 35,500			$ 33,400			$ 26,250			$ 17,600			$ 64,750			$ 37,560			$ 38,800			$ 15,000			€ 3,740	€ 4,000			€ 5,680	$ 1,000,000												$ 73,500
Convertible debt	86,250																																			75,000	11,250
Loan reference interest rate					LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR				EURIBOR			EURIBOR	LIBOR					LIBOR		LIBOR		lender's cost of funds			LIBOR
Loan interest rate margin					1.55%			1.15% plus additional compliance costs			1.30%			1.15% on the principal amount repayable in quarterly installments and 1.25% on the principal amount repayable in a balloon payment			1.15% before delivery of each vessel and at LIBOR plus 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery						1.40% from January 1, 2011, amended with a supplemental agreement			1.25%
Debt Instrument Basis Spread																				1.00%										2.50%			1.26%	3.00%					2.50%		2.90%		2.40%			5.25%
Fixed interest rate																													4.36%							4.00%
Weighted average interest rate (including the margin)					1.83%	2.01%	1.86%	1.36%	1.40%	1.37%	1.58%	1.76%	1.80%	1.42%	1.46%	1.48%	1.58%	1.76%	1.80%	1.72%	1.94%	1.68%	1.68%	1.87%	1.86%	4.87%	3.17%	1.85%		3.83%	3.89%	4.23%
Interest rate at year end (including the margin)					1.79%	1.87%		1.36%	1.38%		1.55%	1.65%		1.36%	1.40%		1.57%	1.64%		1.68%	1.81%		1.65%	1.76%		5.57%	4.65%			2.72%	2.72%
Interest on long-term debt		7,264	8,933	9,386
Accrued interest expense		1,086	349
Adjustments To Additional Paid In Capital Equity Component Of Convertible Debt At Issuance	13,554
Convertible Senior Notes fair value	72,696
Effective interest rate percentage																																				9.00%
Restricted net assets of vessel-owning subsidiaries		344,858
Interest expense		28,073	31,192	27,864																															1,143
Proceeds from convertible debt	83,447
Non-cash amortization																																			491
Contractual interest payable semi-annually																																			652
Maximum borrowing capacity																																						1,000,000	155,000		115,000		730,000
Line Of Credit Facility Amount Outstanding																																								$ 0		$ 0		$ 0	$ 115,000